Foreign currency assets and liabilities (Details) $ in Millions		Jun. 30, 2019 ARS ($)	Jun. 30, 2018 ARS ($)
Assets
Total assets		$ 164,574	$ 174,309
Liabilities
Total liabilities		360,097	375,895
Trade and Other Payables [Member]
Liabilities
Total liabilities		24,579	33,793
Borrowings [Member]
Liabilities
Total liabilities		334,049	341,288
Trade and Other Receivables [Member
Assets
Total assets		44,001	42,281
Derivative Financial Instruments [Member] | USD
Liabilities
Amount	[1],[2]	$ 2
Exchange rate	[2],[3]	42.46
Derivative Financial Liabilities	[2]	$ 67	(17)
Derivative Financial Instruments [Member] | USD | Trade and Other Payables [Member]
Liabilities
Amount	[1],[2]	$ 186
Exchange rate	[2],[3]	42.46
Derivative Financial Liabilities	[2]	$ 7,887	4,975
Derivative Financial Instruments [Member] | USD | Borrowings [Member]
Liabilities
Amount	[1],[2]	$ 1,309
Exchange rate	[2],[3]	42.46
Derivative Financial Liabilities	[2]	$ 55,595	55,894
Derivative Financial Instruments [Member] | Euros | Trade and Other Payables [Member]
Liabilities
Amount	[1],[2]	$ 1
Exchange rate	[2],[3]	48.71
Derivative Financial Liabilities	[2]	$ 36	137
Derivative Financial Instruments [Member] | Chilean Pesos | Trade and Other Payables [Member]
Liabilities
Amount	[1],[2]
Exchange rate	[2],[3]	42.46
Derivative Financial Liabilities	[2]		2
Derivative Financial Instruments [Member] | Trade and other receivable [Member] | USD
Assets
Amount	[1],[2]	$ 76
Exchange rate	[2],[3]	42.26
Derivative Financial Assets	[2]	$ 3,207	3,290
Derivative Financial Instruments [Member] | Trade and Other Receivables [Member | Euros
Assets
Amount	[1],[2]	$ 3
Exchange rate	[2],[3]	47.99
Derivative Financial Assets	[2]	$ 137	277
Derivative Financial Instruments [Member] | Trade and Other Receivables [Member | Chilean Pesos
Assets
Amount	[1],[2]
Exchange rate	[2],[3]	0
Derivative Financial Assets	[2]		6
Derivative Financial Instruments [Member] | Trade and other receivable with related parties [member]Trade and other receivable with related parties [member] | USD
Assets
Amount	[1],[2]	$ 4
Exchange rate	[2],[3]	42.26
Derivative Financial Assets	[2]	$ 152	2,125
Derivative Financial Instruments [Member] | Investments In Financial Assets [member] | USD
Assets
Amount	[1],[2]	$ 90
Exchange rate	[2],[3]	42.26
Derivative Financial Assets	[2]	$ 3,798	5,932
Derivative Financial Instruments [Member] | Investments In Financial Assets [member] | Pounds
Assets
Amount	[1],[2]	$ 1
Exchange rate	[2],[3]	53.64
Derivative Financial Assets	[2]	$ 48	61
Derivative Financial Instruments [Member] | Derivative financial instruments [member] | USD
Assets
Amount	[1],[2]	$ 1
Exchange rate	[2],[3]	42.26
Derivative Financial Assets	[2]	$ 43	67
Derivative Financial Instruments [Member] | Cash and cash equivalents [member] | USD
Assets
Amount	[1],[2]	$ 283
Exchange rate	[2],[3]	42.26
Derivative Financial Assets	[2]	$ 11,939	12,535
Derivative Financial Instruments [Member] | Cash and cash equivalents [member] | Euros
Assets
Amount	[1],[2]	$ 2
Exchange rate	[2],[3]	47.99
Derivative Financial Assets	[2]	$ 72	103
Derivative Financial Instruments [Member] | Cash and cash equivalents [member] | Chilean Pesos
Assets
Amount	[1],[2]	$ 0
Exchange rate	[2],[3]	42.26
Derivative Financial Assets	[2]	$ 1	2
Total [Member]
Assets
Total trade and other receivables	[2]	3,496	5,698
Total investments in financial assets	[2]	3,846	5,993
Total derivative financial instruments	[2]	43	67
Total cash and cash equivalents	[2]	12,012	12,640
Total assets	[2]	19,397	24,398
Liabilities
Total trade and other payables	[2]	7,592	5,114
Total borrowings	[2]	55,595	55,894
Total derivative financial instruments	[2]	67	(17)
Total liabilities	[2]	$ 63,254	$ 60,991

[1]	Considering foreign currencies those that differ from each Group's functional currency at each year-end.
[2]	The Group uses derivative instruments as complement in order to reduce its exposure to exchange rate movements (see Note 15).
[3]	Exchange rate as of June 30 of each year according to Banco Nacion Argentina records.